Label	Element	Value
Aberdeen Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001413594_SupplementTextBlock	ABERDEEN FUNDS Aberdeen Income Builder Fund (the “Fund”) Supplement dated June 13, 2019 to the Fund’s Prospectus dated February 28, 2019, as supplemented to date (the “Prospectus”)
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Income Builder Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective immediately, the following replaces the first five paragraphs of the section entitled “Summary — Aberdeen Income Builder Fund — Performance” in the Prospectus beginning on page 127:

The bar chart and table below can help you evaluate potential risks of the Income Builder Fund. The bar chart shows how the Fund’s annual total returns for Institutional Class shares have varied from year to year. The Class A shares of the Fund were not issued prior to December 30, 2011. The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as other benchmarks.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Fund for periods prior to May 7, 2018 reflect the performance of a Predecessor Fund, which was a registered investment company. The Fund adopted the performance of the Predecessor Fund  as the result of a reorganization that occurred as of the close of business on May 4, 2018, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment objectives and similar strategies. Performance information prior to May 7, 2018 does not reflect the Fund’s current investment strategies. Aberdeen Standard Investments Inc. (formerly known as Aberdeen Asset Management Inc.) began advising the Fund immediately following the closing of the reorganization. Performance prior to this date reflects the performance of an unaffiliated investment adviser. The Predecessor Fund followed different investment strategies under the name “Alpine Rising Dividend Fund” (for periods from September 10, 2015 through the date of the reorganization) and under the name “Alpine Accelerating Dividend Fund” (for periods prior to September 10, 2015). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes of the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Income Builder Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference.